Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings (loss)	$ (308,155)	$ 185,657
Adjustments and items not affecting cash:
Depreciation and amortization	455,520	402,963
Deferred taxes	(69,356)	(50,662)
Initial value and unrealized loss (gain) on derivative financial instruments	2,462	(5,609)
Share-based compensation	10,920	8,395
Cost of equity funds used for construction purposes	(1,896)	(637)
Change in value of investments carried at fair value	499,125	122,419
Pension and post-employment expense lower than contributions	(15,329)	(14,146)
Distributions received from equity investments, net of income	23,829	29,818
Impairment of assets	235,478	0
Other	8,116	1,290
Net change in non-cash operating items (note 23)	(221,618)	(522,022)
Net cash provided by (used in) operating activities, total	619,096	157,466
Financing activities
Increase in long-term debt	16,825,796	12,834,047
Repayments of long-term debt	(15,461,078)	(12,895,091)
Issuance of common shares, net of costs	43,546	985,619
Cash dividends on common shares	(378,597)	(307,115)
Dividends on preferred shares	(8,720)	(9,003)
Contributions from non-controlling interests and redeemable non-controlling interests	272,515	1,125,548
Production-based cash contributions from non-controlling interest	6,182	4,832
Distributions to non-controlling interests, related party (note 17)	(34,816)	(28,007)
Distributions to non-controlling interests	(43,919)	(12,830)
Payments upon settlement of derivatives	(28,913)	(33,782)
Shares surrendered to fund withholding taxes on exercised share options	(4,667)	(3,372)
Acquisition of non-controlling interest	(1,580)	0
Increase in other long-term liabilities	19,324	62,000
Decrease in other long-term liabilities	(94,837)	(49,130)
Net cash provided by (used in) financing activities, total	1,110,236	1,673,716
Investing activities
Additions to property, plant and equipment and intangible assets	(1,089,024)	(1,345,045)
Increase in long-term investments	(221,281)	(622,320)
Acquisitions of operating entities (note 3(c))	(632,797)	0
Increase in other assets	(26,527)	(43,306)
Receipt of principal on development loans receivable	178,300	206,319
Decrease in long-term investments	2,920	220
Other proceeds	0	6,023
Net cash provided by (used in) investing activities, total	(1,788,409)	(1,798,109)
Effect of exchange rate differences on cash and restricted cash	(1,127)	(1,702)
Increase (decrease) in cash, cash equivalents and restricted cash	(60,204)	31,371
Cash, cash equivalents and restricted cash, beginning of year	161,389	130,018
Cash, cash equivalents and restricted cash, end of year	101,185	161,389
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	272,734	219,025
Cash paid during the year for income taxes	10,962	5,019
Cash received during the year for distributions from equity investments	112,951	112,309
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	120,819	103,427
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	112,918	108,586
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	$ 90,700	$ 90,821